Derivative financial instruments and hedging activities - Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about hedges [line items]
Derivatives	$ 154,439	$ 95,541
Derivatives	153,491	91,439
Designated as hedging instruments in hedging relationships [member] | Fair value hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	247	66
Derivatives	27	131
Designated as hedging instruments in hedging relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	57	9
Derivatives		20
Designated as hedging instruments in hedging relationships [member] | Net investment hedges [member]
Disclosure of detailed information about hedges [line items]
Derivatives	36	98
Derivatives	126	18
Non-derivative instruments, liabilities	25,798	27,157
Not designated in hedging relationship [member]
Disclosure of detailed information about hedges [line items]
Derivatives	154,099	95,368
Derivatives	$ 153,338	$ 91,270